Average Annual Total Returns - FidelityMunicipalIncomeFund-RetailPRO - FidelityMunicipalIncomeFund-RetailPRO - Fidelity Municipal Income Fund	Mar. 01, 2023
Fidelity Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.18%)
Past 5 years	1.12%
Past 10 years	2.26%
Fidelity Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(10.18%)
Past 5 years	1.01%
Past 10 years	2.13%
Fidelity Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.05%)
Past 5 years	1.51%
Past 10 years	2.45%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
LB083
Average Annual Return:
Past 1 year	(9.44%)
Past 5 years	1.27%
Past 10 years	2.29%